Impairment and Sale of Vessels and Other Assets (Details) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Mar. 10, 2021 vessel	Feb. 05, 2021 vessel	Nov. 13, 2020 vessel	Oct. 22, 2020 vessel
Property, Plant and Equipment [Line Items]
Operating Lease, Impairment Loss | $		$ 2.9
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment | $	$ 32.0
Aframax Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel		2
Asset Impairment Charges | $		$ 1.6
Number of Vessels held for sale | vessel		2
Aframax Tanker | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel						2
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Number of Vessels held for sale | vessel			2
Aframax Tanker
Property, Plant and Equipment [Line Items]
Asset Impairment Charges | $		$ 65.4
Number Of Vessels Impaired | vessel		9
Suezmax Tankers
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets | $		$ 2.6	$ 2.3
Number Of Vessels Sold | vessel		3	1
Number Of Vessels | vessel							2
Asset Impairment Charges | $			$ 3.2
Aframax Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel								2
Aframax Tanker | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels | vessel					6
Ship-to-ship Support Vessel [Member]
Property, Plant and Equipment [Line Items]
(Loss) gain and write-down on sale of vessels (note 21) | $				$ 0.2
Number Of Vessels Sold | vessel				1
Ship to Ship Transfer Business | Ship To Ship Transfer [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Business | $		$ 3.1
Proceeds from business divestiture | $		27.1
Proceeds From Divestiture of Business Adjustment | $		$ 1.1